ETFB Green SRI REITs ETF
Schedule of Investments
January 31, 2022 (Unaudited)
Shares		Security Description	Value
		COMMON STOCKS - 99.5%
		Australia - 3.3%
5,310		Arena REIT	$17,546
10,082		BWP Trust	28,200
4,953		Centuria Industrial REIT	13,260
5,500		Charter Hall Social Infrastructure REIT	14,880
17,806		Dexus	128,589
3,310		Dexus Industria REIT	7,276
2,798		HomeCo Daily Needs REIT	2,691
81,327		Mirvac Group	149,550
18,900		National Storage REIT	32,757
22,288		Shopping Centres Australasia Property Group	44,125
6,021		Stockland	17,138
			456,012
		Canada - 4.1%
7,602		Granite Real Estate Investment Trust	576,695
		Hong Kong - 1.4%
503,000		Prosperity REIT	195,458
		Japan - 7.1%
220		GLP J-REIT	352,649
25		Industrial & Infrastructure Fund Investment Corporation	41,767
34		Japan Logistics Fund, Inc.	93,834
25		Mitsui Fudosan Logistics Park, Inc.	122,803
119		Nippon Prologis REIT, Inc.	369,729
11		SOSiLA Logistics REIT, Inc.	15,274
			996,056
		Netherlands - 1.0%
3,225		NSI NV	133,221
		New Zealand - 0.2%
19,016		Goodman Property Trust	30,972
		Singapore - 0.7%
49,890		AIMS APAC REIT	51,286
57,421		SPH REIT	40,768
			92,054
		United Kingdom - 4.9%
3,238		Big Yellow Group plc	64,903
6,406		BMO Commercial Property Trust, Ltd.	9,849
4,778		BMO Real Estate Investments, Ltd.	5,846
2,410		Custodian Reit plc	3,427
10,102		Impact Healthcare Reit plc	15,641
1,266		LXI REIT plc	2,497
10,490		Picton Property Income, Ltd.	14,525
2,387		Safestore Holdings plc	40,544
15,941		Segro plc	278,462
1,562		Shaftesbury plc	13,004
8,960		Standard Life Investment Property Income Trust, Ltd.	9,881
2,585		Target Healthcare REIT plc	3,981
46,335		Tritax Big Box REIT plc	147,581
4,789		UNITE Group plc	66,436
			676,577
		United States - 76.8% (a)
714		Agree Realty Corporation	46,681
1,222		Alexander & Baldwin, Inc.	28,045
2,882		Alexandria Real Estate Equities, Inc.	561,528
3,881		American Homes 4 Rent - Class A	151,864
3,858		Apple Hospitality REIT, Inc.	62,230
4,445		AvalonBay Communities, Inc.	1,085,602
2,442		Broadstone Net Lease, Inc.	56,435
2,176		Camden Property Trust	348,355
47		Community Healthcare Trust, Inc.	2,131
3,700		CubeSmart	187,738
2,815		CyrusOne, Inc.	252,928
7,048		Duke Realty Corporation	407,233
1,097		Easterly Government Properties, Inc.	23,004
711		EastGroup Properties, Inc.	142,136
1,634		Equinix, Inc.	1,184,487
2,080		Equity Commonwealth (b)	54,163
92		Equity LifeStyle Properties, Inc.	7,203
2,348		First Industrial Realty Trust, Inc.	142,711
2,291		Healthcare Realty Trust, Inc.	71,067
922		Healthcare Trust of America, Inc. - Class A	30,011
23,782		Healthpeak Properties, Inc.	841,169
420		Innovative Industrial Properties, Inc.	83,240
8,868		Invitation Homes, Inc.	372,279
2,778		JBG SMITH Properties	76,117
6,332		LXP Industrial Trust	94,283
2,323		Mid-America Apartment Communities, Inc.	480,118
264		Monmouth Real Estate Investment Corporation	5,541
271		Physicians Realty Trust	4,948
10,823		Prologis, Inc.	1,697,264
105		PS Business Parks, Inc.	17,531
2,800		Public Storage	1,003,884
4,004		Regency Centers Corporation	287,287
1,583		Rexford Industrial Realty, Inc.	115,828
256		STAG Industrial, Inc.	10,939
1,445		Sun Communities, Inc.	273,047
1,254		Terreno Realty Corporation	93,762
345		Universal Health Realty Income Trust	20,114
4,430		Welltower, Inc.	383,771
			10,706,674
		TOTAL COMMON STOCKS (Cost $14,525,088)	13,863,719

		RIGHTS - 0.0% (c)
		United Kingdom - 0.0% (c)
1,263		Impact Healthcare Reit plc (b)	24
152		LXI REIT plc (b)	10
			34
		TOTAL RIGHTS (Cost $56)	34

		SHORT-TERM INVESTMENTS - 0.4%
61,778		First American Government Obligations Fund - Class X, 0.03% (d)	61,778
		TOTAL SHORT-TERM INVESTMENTS (Cost $61,778)	61,778
		TOTAL INVESTMENTS - 99.9% (Cost $14,586,922)	13,925,531
		Other Assets in Excess of Liabilities - 0.1%	7,046
		NET ASSETS - 100.0%	$13,932,577

	Percentages are stated as a percent of net assets.
	(a)
To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

	(b)	Non-income producing security.
	(c)	Represents less than 0.05% of net assets.
	(d)	Rate shown is the annualized seven-day yield as of January, 31 2022.

Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$13,863,719	$-	$-	$13,863,719
Rights	-	34	-	34
Short-Term Investments	61,778	-	-	61,778
Total Investments in Securities	$13,925,497	$34	$-	$13,925,531
^See Schedule of Investments for breakout of investments by country classification.

For the period ended January 31, 2022, the Fund did not recognize any transfers to or from Level 3.